Trade Accounts Receivable, Net - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) Customer	Dec. 31, 2019 USD ($) Customer	Dec. 31, 2018 Customer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables sold without recourse | $	$ 0	$ 75,000,000
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Share of companies in consolidated net revenues	23.90%	17.60%	13.10%
Number of customers | Customer	1	1	1